Reverse Recapitalization - Narrative (Details) $ / shares in Units, $ in Thousands			6 Months Ended
	Jan. 25, 2022 USD ($) $ / shares shares	Jan. 18, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jan. 22, 2022 $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares
Schedule of Reverse Recapitalization [Line Items]
Proceeds from reverse recapitalization | $	$ 168,000		$ 167,504	$ 0
Long-term debt | $						$ 108,473
Redeemable preferred shares outstanding (in shares)			0	2,033,230		2,033,230	0
Conversion of Series X preferred stock in connection with the reverse recapitalization (shares)			2,033,230
Exchange ratio	3.3028		3.3028
Cantor Loan | Loans Payable
Schedule of Reverse Recapitalization [Line Items]
Long-term debt | $						$ 7,522
CFAC Holdings V, LLC
Schedule of Reverse Recapitalization [Line Items]
Proceeds from issuance or sale of equity | $	$ 10,000
Cantor Fitzgerald Securities | Cantor Loan | Loans Payable
Schedule of Reverse Recapitalization [Line Items]
Long-term debt | $						$ 7,500
CF V Sponsor
Schedule of Reverse Recapitalization [Line Items]
Proceeds from issuance or sale of equity | $		$ 150,000
Common Stock
Schedule of Reverse Recapitalization [Line Items]
Conversion of Series X preferred stock in connection with the reverse recapitalization (shares)			2,140,340
Common Stock | Cantor Loan
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, shares, conversion of preferred stock (in shares)			788,021
PIPE Warrant
Schedule of Reverse Recapitalization [Line Items]
Warrant price (in dollars per share) | $ / shares					$ 20.00
PIPE Warrant | Common Stock
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, shares, conversion of preferred stock (in shares)			6,108,332
Forward Purchase Contract Warrant | Common Stock
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, shares, conversion of preferred stock (in shares)			1,250,000
Forward Purchase Contract Warrant | Common Stock | CFAC Holdings V, LLC
Schedule of Reverse Recapitalization [Line Items]
Number of securities called by warrants or rights (in shares)	333,333
Liberty Subscription Agreement | Common Stock
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, shares, conversion of preferred stock (in shares)			20,619,835
Liberty Subscription Agreement - $10 | CF V Sponsor
Schedule of Reverse Recapitalization [Line Items]
Warrant price (in dollars per share) | $ / shares		$ 10.00
Liberty Subscription Agreement - $15 | CF V Sponsor
Schedule of Reverse Recapitalization [Line Items]
Warrant price (in dollars per share) | $ / shares		$ 15.00
Common Class A
Schedule of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	5,816,770
Common Class A | CF V Sponsor | Private Placement
Schedule of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		20,000,000
Common Class A | CF V Sponsor | Transaction Fee Payment
Schedule of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		2,058,229
Sale of stock, consideration received on transaction | $		$ 5,000
Common Class A | PIPE Warrant
Schedule of Reverse Recapitalization [Line Items]
Number of securities called by warrants or rights (in shares)	2,500,000				2,500,000
Warrant price (in dollars per share) | $ / shares	$ 20.00
Proceeds from issuance or sale of equity | $	$ 58,200
Common Class A | Forward Purchase Contract Warrant | Common Stock
Schedule of Reverse Recapitalization [Line Items]
Warrant price (in dollars per share) | $ / shares	$ 11.50
Common Class A | Liberty Subscription Agreement - $10 | CF V Sponsor
Schedule of Reverse Recapitalization [Line Items]
Number of securities called by warrants or rights (in shares)		5,000,000
Common Class A | Liberty Subscription Agreement - $15 | CF V Sponsor
Schedule of Reverse Recapitalization [Line Items]
Number of securities called by warrants or rights (in shares)		15,000,000
Redeemable Series X preferred stockholders
Schedule of Reverse Recapitalization [Line Items]
Preferred stock dividends | $	$ 21,400